Concentrations (Details) - Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses - Accounts Payable and Accrued Liabilities [Member]	12 Months Ended
	Sep. 30, 2023 USD ($)
Concentrations (Details) - Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses [Line Items]
Fund advance payment	$ 445,646	[1]
Prepaid deposit for acquisition	1,532,371
Rental deposit	69,746
Prepayment	38,655
Others	28,931
Balance	2,115,349
Prepaid Expenses 0 to 90 Days [Member]
Concentrations (Details) - Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses [Line Items]
Fund advance payment		[1]
Prepaid deposit for acquisition
Rental deposit	69,746
Prepayment	38,655
Others	14,963
Balance	123,364
Prepaid Expenses 90 to 180 Days [ Member]
Concentrations (Details) - Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses [Line Items]
Fund advance payment	38,191	[1]
Prepaid deposit for acquisition
Rental deposit
Prepayment
Others
Balance	38,191
Prepaid Expenses 180 Days to One Year [Member]
Concentrations (Details) - Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses [Line Items]
Fund advance payment		[1]
Prepaid deposit for acquisition
Rental deposit
Prepayment
Others	5,800
Balance	5,800
Prepaid Expenses Over One Year [Member]
Concentrations (Details) - Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses [Line Items]
Fund advance payment	407,455	[1]
Prepaid deposit for acquisition	1,532,371
Rental deposit
Prepayment
Others	8,168
Balance	$ 1,947,994

[1]	During the year ended September 30, 2023, the Group considered that several funds were closed and the collectability of the fund advance payment was low due to the current market situation, the Group had classified $38,191 and $407,455, which included in aging of 90 to 180 days and over 1 year, as default risk and provided full allowance for the credit losses.